UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas May 20, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total:  $53,189 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***TRANSATLANTIC PETROLEUM    COMMON            G89982105   1752  565031      SH       SOLE                 565031      0     0
ASBURY AUTOMOTIVE GROUP INC.  COMMON            043436104   2049  110800      SH       SOLE                 110800      0     0
AZZ INC.                      COMMON            002474104   2107  46200       SH       SOLE                 46200       0     0
BAY COMMERCIAL BANK CA        OTC IS            072199102   426   56000       SH       SOLE                 56000       0     0
BPZ RESOURCES                 BONDS             055639108   4043  3500000     PRN      SOLE                 3500000     0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   6677  145000      SH       SOLE                 145000      0     0
CINEMARK HOLDINGS INC.        OTC IS            17243V102   2850  147300      SH       SOLE                 147300      0     0
DG FASTCHANNEL INC.           OTC IS            23326R109   3219  100000      SH       SOLE                 100000      0     0
EMULEX CORP NEW               OTC IS            292475209   1067  100000      SH       SOLE                 100000      0     0
FRONTEER DEVELOPMENT          OTC IS            359032109   170   14500       SH       SOLE                 14500       0     0
FURMANITE CORPORATION         COMMON            361086101   2151  268900      SH       SOLE                 268900      0     0
GASTAR EXPLORATION LTD.       COMMON            367299203   2999  617005      SH       SOLE                 617005      0     0
GULFPORT ENERGY CORP.         OTC IS            402635304   2916  80700       SH       SOLE                 80700       0     0
MADALENA VENTURES INC.        COMMON            556232106   1392  1500000     SH       SOLE                 1500000     0     0
MATRIX SERVICE CO.            OTC IS            576853105   1797  129300      SH       SOLE                 129300      0     0
NATIONAL CINEMEDIA INC.       OTC IS            635309107   1658  88810       SH       SOLE                 88810       0     0
NII HOLDINGS INC              OTC IS            62913F201   2442  58600       SH       SOLE                 58600       0     0
NIKO RESOURCES LTD            OTC IS            653905109   1669  17500       SH       SOLE                 17500       0     0
OBAGI MEDICAL PRODUCTS        OTC IS            67423R108   1651  130600      SH       SOLE                 130600     0      0
PENN OCTANE CORP.             OTC IS            707573101   121   861522      SH       SOLE                 861522      0     0
PROSHARES TR                  COMMON            74347R297   1872  50000       SH       SOLE                 50000       0     0
SAFEGUARD SCIENTIFICS INC     COMMON            786449207   3023  148552      SH       SOLE                 148552      0     0
SPECTRUM PHARMACEUTICALS INC  OTC IS            84763A108   2667  300000      SH       SOLE                 300000      0     0
VAALCO ENERGY INC.            OTC IS            91851C201   1670  215262      SH       SOLE                 215262      0     0
    Page Column Totals                                      53189